Inventories (Tables)	12 Months Ended
Dec. 31, 2021
Schedule Of Inventories
Schedule of Inventories

€ in thousand	As at December 31,
	2021	2020
Raw materials	102,082	4,790
Work in progress	55,681	14,914
Finished goods	8,135	13,625
Purchased goods (third party products)	7,362	1,303
Gross amount of inventories before write-down	173,260	34,631
Less: write-down provision	(49,162)	(7,698)
Inventories	124,098	26,933

Write-down provisions related to the inventory categories as follows:

Write-down provisions related to the inventory categories as follows:

€ in thousand	As at December 31,
	2021	2020
Raw materials	29,751	470
Work in progress	15,096	2,730
Finished goods	3,974	4,435
Purchased goods (third party products)	342	63
Total Write-down provision	49,162	7,698